COMMITMENTS, CONTINGENCIES, AND GUARANTEES - Letters of Credit (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Lines of credit outstanding	$ 52,500	$ 47,900
Letters of credit
Other Commitments [Line Items]
Commitments, weighted average term (in months)	8 months 24 days
Letters of credit	$ 1,375,826	$ 1,243,122